UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21869

NEXPOINT CREDIT STRATEGIES FUND

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices) (Zip code)

NexPoint Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Item 1. Reports to Stockholders.

A copy of the Report to Shareholders transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is attached herewith.

NexPoint Credit Strategies Fund

Semi-Annual Report

June 30, 2014

NexPoint Credit Strategies Fund

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

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We recognize and respect your privacy expectations, whether you are a visitor to our web site, a potential shareholder, a current shareholder or even a former shareholder.

Collection of Information. We may collect nonpublic personal information about you from the following sources:

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Confidentiality and Security of Information. We restrict access to nonpublic personal information about you to our employees and agents who need to know such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information, although you should be aware that data protection cannot be guaranteed.

FUND PROFILE (unaudited)

NexPoint Credit Strategies Fund

Objective

The NexPoint Credit Strategies Fund (the “Fund”) seeks to provide both current income and capital appreciation.

Total Net Assets of Common Shares as of June 30, 2014

$876.0 million

Portfolio Data as of June 30, 2014

The information below provides a snapshot of the Fund at the end of the reporting period. The Fund is actively managed and the composition of its portfolio will change over time.

Quality Breakdown as of June 30, 2014 (%)(1)(2)
A	0.7
BBB	9.3
BB	16.9
B	24.2
CCC	12.6
C	0.1
D	11.4
Not Rated	24.8

Top 5 Sectors as of 6/30/2014 (%)(1)(2)
Asset-Backed Securities	21.2
Real Estate Investment Trust	17.5
Financial	15.4
Media & Telecommunications	14.9
Utility	13.8

Top 10 Holdings as of 6/30/2014 (%)(1)(2)
Freedom REIT (Common Stocks & Exchange-Traded Funds)	11.7
Media General, Inc. (Common Stocks & Exchange-Traded Funds)	11.6
American Airlines Group, Inc. (Common Stocks & Exchange-Traded Funds)	10.5
ProShares Ultra Silver, ETF (Common Stocks & Exchange-Traded Funds)	4.5
Fortinet, Inc. (Common Stocks & Exchange-Traded Funds)	4.3
NRG Energy, Inc. (Common Stocks & Exchange-Traded Funds)	4.2
Comcorp Broadcasting, Inc. (U.S. Senior Loans)	4.1
K12, Inc. (Common Stocks & Exchange-Traded Funds)	4.1
Staples, Inc. (Common Stocks & Exchange-Traded Funds)	4.0
Argentine Republic Government International Bond (Sovereign Bonds)	3.5

(1)	Quality is calculated as a percentage of total senior loans, asset-backed securities and corporate bonds & notes. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the Fund itself. Quality Ratings are subject to change.

(2)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending.

Semi-Annual Report	1

FINANCIAL STATEMENTS

June 30, 2014	NexPoint Credit Strategies Fund

A guide to understanding the Fund’s financial statements

Investment Portfolio	The Investment Portfolio details all of the Fund’s holdings and their value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the Fund’s assets, liabilities, net assets and common share price as of the last day of the reporting period. Net assets are calculated by subtracting all the Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value per common share is calculated by dividing net assets by the number of common shares outstanding as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by the Fund and the expenses accrued by the Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents the Fund’s net increase or decrease in net assets from operations applicable to common shareholders.

Statements of Changes in Net Assets	These statements detail how the Fund’s net assets were affected by its operating results, distributions to common shareholders and shareholder transactions from common shares (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statements of Changes in Net Assets also detail changes in the number of common shares outstanding.

Statement of Cash Flows	This statement reports net cash and foreign currency provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.

Financial Highlights	The Financial Highlights demonstrate how the Fund’s net asset value per common share was affected by the Fund’s operating results. The Financial Highlights also disclose the Fund’s performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

2	Semi-Annual Report

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2014	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)

U.S. Senior Loans (a) - 15.9%

BROADCASTING - 4.1%
35,950,043	Comcorp Broadcasting, Inc. Term Loan B 9.00%, 04/01/2015 (b)	35,950,043

CHEMICALS - 0.1%
750,000	Arysta LifeScience SPC LLC Second Lien Term Loan 8.25%, 11/30/2020	765,000

GAMING & LEISURE - 0.6%
3,883,480	Ginn-LA CS Borrower LLC First Lien Tranche A Credit-Linked (d)	77,670
8,322,966	First Lien Tranche B Term Loan (d)	166,459
8,078,848	LLV Holdco LLC Exit Revolving Loan 02/28/2017 (b)(c)(e)	4,845,693
7,000,000	WAICCS Las Vegas 3 LLC Second Lien Term Loan (b)(d)	—

		5,089,822

HEALTHCARE - 0.2%
1,945,286	Onex Carestream Finance LP Second Lien Term Loan 9.50%, 12/07/2019	1,991,487

HOUSING - 0.0%
2,498,819	LBREP/L-SunCal Master I LLC Term Loan B (b)(d)	189,410

INFORMATION TECHNOLOGY - 1.1%
3,992,469	Kronos, Inc. Second Lien Term Loan 9.75%, 04/30/2020	4,167,140
5,000,000	Vertafore, Inc. Second Lien Term Loan 9.75%, 10/27/2017	5,112,500

		9,279,640

MANUFACTURING - 0.2%
294,118	4L Technologies, Inc. 1st Lien Term Loan 05/08/2020 (c)	294,643
1,103,448	Doncasters U.S. Finance LLC Second Lien Term Loan 9.50%, 10/09/2020	1,122,759

		1,417,402

MEDIA & TELECOMMUNICATIONS - 0.1%
300,000	Aufinco Pty, Ltd. Second Lien Term Loan 8.25%, 11/30/2020	307,500
3,373,813	Endurance Business Media, Inc. First Lien Term Loan (d)	877,191

		1,184,691

SERVICE - 1.7%
2,708,576	EnergySolutions LLC Term Advance 05/29/2020 (c)	2,743,557

Principal Amount ($)		Value ($)

SERVICE (continued)
14,908,095	Weight Watchers International, Inc. Term Loan B-2 4.00%, 04/02/2020	11,863,936

		14,607,493

UTILITY - 7.8%
10,561,157	Entegra TC LLC New Second Lien Term Loan 10.00%, 03/25/2017 (b)	10,561,157
26,059,370	Third Lien Term Loan (d)	16,677,997
17,000,000	Texas Competitive Electric Holdings Co. LLC Non-Extended Term Loan (d)	14,040,980
33,329,417	Extended Term Loan (d)	27,357,785

		68,637,919

	Total U.S. Senior Loans (Cost $157,663,531)	139,112,907

Principal Amount

Foreign Denominated or Domiciled
Senior Loans (a) - 0.3%

CANADA - 0.3%
USD
2,631,579	Husky International Ltd. 2nd Lien Term Loan 06/30/2022 (c)	2,654,605

UNITED KINGDOM - 0.0%
GBP
952,371	Henson No. 4, Ltd. Term Loan Facility B (b)(d)	90,980
958,285	Term Loan Facility C (b)(d)	91,865

		182,845

	Total Foreign Denominated or Domiciled Senior Loans (Cost $4,207,651)	2,837,450

Principal Amount ($)

Asset-Backed Securities (f) - 21.2%
3,000,000	ACA CLO, Ltd. Series 2007-1A, Class D 2.58%, 06/15/2022 (g)	2,782,500
4,500,000	Acis CLO, Ltd. Series 2013-1A, Class E 5.83%, 04/18/2024 (g)	4,218,750
9,142,000	Series 2013-1A, Class F 6.73%, 04/18/2024 (g)	8,401,498
2,000,000	Series 2013-2A, Class E 5.16%, 10/14/2022 (g)	1,871,000
6,000,000	Series 2014-3A, Class D 3.36%, 02/01/2026 (g)	5,484,000
10,000,000	Series 2014-3A, Class E 4.99%, 02/01/2026 (g)	8,837,500
5,000,000	Series 2014-3A, Class F 5.84%, 02/01/2026 (g)	4,325,000
3,000,000	AIMCO CLO Series 2014-AA, Class E 4.82%, 07/20/2026 (g)	2,692,500

See accompanying Notes to Financial Statements.	3

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)

Asset-Backed Securities (continued)
1,000,000	Apidos CLO Series 2013-12A, Class F 5.13%, 04/15/2025 (g)	854,400
1,500,000	Avenue CLO IV, Ltd. Series 2006-4A, Class C 1.67%, 11/07/2018 (g)	1,416,225
2,500,000	Avenue CLO VI, Ltd. Series 2007-6A, Class E 4.48%, 07/17/2019 (g)	2,381,625
2,500,000	Brentwood CLO Corp. Series 2006-1A, Class B 1.05%, 02/01/2022 (g)	2,273,500
1,500,000	Carlyle High Yield Partners X, Ltd. Series 2007-10A, Class D 1.43%, 04/19/2022 (g)	1,350,000
3,000,000	Catamaran CLO, Ltd. Series 2013-1A, Class E 5.23%, 01/27/2025 (g)	2,784,000
250,000	Series 2012-1A, Class E 5.48%, 12/20/2023 (g)	238,281
1,500,000	Series 2013-1A, Class F 5.73%, 01/27/2025 (g)	1,346,250
2,000,000	CFIP CLO, Ltd. Series 2014-1A, Class E 5.06%, 04/13/2025 (g)	1,791,000
457,922	Del Mar CLO, Ltd. Series 2006-1A, Class E 4.23%, 07/25/2018 (g)	451,054
1,500,000	Diamond Lake CLO, Ltd. Series 2006-1A, Class B2L 4.23%, 12/01/2019 (g)	1,461,300
1,000,000	Dryden XXV Senior Loan Fund Series 2012-25A, Class E 5.73%, 01/15/2025 (g)	960,000
15,510,000	Eastland CLO, Ltd. Series 2007-1A, Class C 1.73%, 05/01/2022 (g)	13,466,558
2,006,825	Series 2007-1A, Class D 3.83%, 05/01/2022 (g)	1,745,938
1,000,000	Eaton Vance CDO IX, Ltd. Series 2007-9A, Class D 1.73%, 04/20/2019 (g)	957,750
1,500,000	Fraser Sullivan CLO II, Ltd. Series 2006-2A, Class E 3.73%, 12/20/2020 (g)	1,429,838
2,100,000	Galaxy CLO, Ltd. Series 2007-8A, Class D 1.53%, 04/25/2019 (g)	2,006,970
1,000,000	Gale Force CLO, Ltd. Series 2007-3A, Class E 3.73%, 04/19/2021 (g)	925,000
1,000,000	Gannett Peak CLO, Ltd. Series 2006-1A, Class C 1.75%, 10/27/2020 (g)	968,325
3,000,000	Series 2006-1A, Class D1 3.78%, 10/27/2020 (g)	2,895,300
2,000,000	Golden Knight CDO, Ltd. Series 2007-2A, Class D 1.63%, 04/15/2019 (g)	1,902,400

Principal Amount ($)		Value ($)
847,661	Goldman Sachs Asset Management CLO PLC Series 2007-1A, Class E 5.23%, 08/01/2022 (g)	832,827
2,000,000	Grayson CLO, Ltd. Series 2006-1A, Class C 1.78%, 11/01/2021 (g)	1,734,100
2,915,407	Series 2006-1A, Class D 3.83%, 11/01/2021 (g)	2,477,367
5,487,000	Greenbriar CLO, Ltd. Series 2007-1A, Class C 1.98%, 11/01/2021 (g)	5,100,990
1,000,000	Series 2007-1A, Class D 2.98%, 11/01/2021 (g)	897,500
814,466	Greywolf CLO, Ltd. Series 2007-1A, Class E 4.18%, 02/18/2021 (g)	802,249
850,000	Series 2013-1A, Class E 5.28%, 04/15/2025 (g)	730,235
1,500,000	Halcyon Loan Investors CLO I, Inc. Series 2006-1A, Class D 3.73%, 11/20/2020 (g)	1,447,500
2,000,000	HarbourView CLO Series 6A, Class D 3.93%, 12/27/2019 (g)	1,890,000
2,000,000	Harch CLO III, Ltd. Series 2007-1A, Class E 3.98%, 04/17/2020 (g)	1,890,000
2,127,119	Hewett’s Island CDO, Ltd. Series 2007-1RA, Class E 6.97%, 11/12/2019 (g)	2,105,847
2,000,000	Hewett’s Island CLO V, Ltd. Series 2006-5A, Class D 1.68%, 12/05/2018 (g))	1,932,000
256,417	Highland Loan Funding V, Ltd. Series 1A, Class B 1.50%, 08/01/2014 (g)	250,648
755,065	Series 1A, Class C1 2.73%, 08/01/2014 (g)	377,532
11,045,613	Highland Park CDO, Ltd. Series 2006-1A, Class A1 0.56%, 11/25/2051 (g)	10,042,306
406,330	Series 2006-1X, Class A1 0.56%, 11/25/2051 (g)	369,422
7,375,000	Series 2006-1A, Class A2 0.63%, 11/25/2051 (g)	2,728,750
1,989,335	Hillmark Funding Series 2006-1A, Class D 3.83%, 05/21/2021 (g)	1,806,614
1,000,000	Inwood Park CDO, Ltd. Series 2006-1A, Class D 1.63%, 01/20/2021 (g)	938,680
500,000	Katonah CLO, Ltd. Series 2006-9A, Class B1L 1.63%, 01/25/2019 (g)	466,250
2,000,000	Landmark VIII CDO, Ltd. Series 2006-8A, Class E 3.83%, 10/19/2020 (g)	1,902,500
1,500,000	Madison Park Funding I, Ltd. Series 2007-5A, Class D 3.73%, 02/26/2021 (g)	1,443,291

4	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)

Asset-Backed Securities (continued)
1,000,000	Marquette U.S./European CLO LLC Series 2006-1A, Class D1 1.98%, 07/15/2020 (g)	943,715
1,461,316	Navigator CDO, Ltd. Series 2006-2A, Class D 3.73%, 09/20/2020 (g)	1,392,817
1,800,000	Neptuno CLO BV 4.39%, 01/16/2023 (g)	2,289,031
3,500,000	Neuberger Berman CLO, Ltd. Series 2012-13A, Class E 5.33%, 01/23/2024 (g)	3,284,925
3,500,000	Newmark Capital Funding CLO, Ltd. Series 2013-1A, Class E 4.88%, 06/02/2025 (g)	3,150,000
1,000,000	Palmer Square CLO, Ltd. Series 2013-2A, Class D 5.58%, 10/17/2025 (g)	925,700
171,314	Pam Capital Funding LP Series 1998-1A, Class B2 1.58%, 05/01/2015 (g)	171,314
342,627	Series 1998-1A, Class B1 7.47%, 05/01/2015	342,627
1,000,000	PPM Grayhawk CLO, Ltd. Series 2007-1A, Class C 1.63%, 04/18/2021 (g)	911,500
5,000,000	Primus CLO II, Ltd. Series 2007-2A, Class D 2.63%, 07/15/2021 (g)	4,530,500
944,878	Series 2007-2A, Class E 4.98%, 07/15/2021 (g)	868,626
4,000,000	Rampart CLO, Ltd. Series 2006-1A, Class C 1.68%, 04/18/2021 (g)	3,821,600
1,000,000	Red River CLO, Ltd. Series 1A, Class D 1.88%, 07/27/2018 (g)	955,000
4,620,339	Series 1A, Class E 3.98%, 07/27/2018 (g)	4,259,491
6,000,000	Rockwall CDO II, Ltd. Series 2007-1A, Class A3L 1.23%, 08/01/2024 (g)	5,130,000
2,752,426	Series 2007-1A, Class B2L 4.48%, 08/01/2024 (g)	2,380,848
1,955,796	San Gabriel CLO, Ltd. Series 2007-1A, Class B2L 4.48%, 09/10/2021 (g)	1,866,025
1,000,000	Stanfield Bristol CLO, Ltd. Series 2005-1A, Class C 2.27%, 10/15/2019 (g)	982,700
1,070,000	Stanfield Daytona CLO, Ltd. Series 2007-1A, Class A3L 0.90%, 04/27/2021 (g)	952,300
1,200,000	Series 2007-1A, Class B1L 1.58%, 04/27/2021 (g)	1,123,320
4,000,000	Stanfield McLaren CLO Delaware Corp. Series 2007-1A, Class B1L 2.63%, 02/27/2021 (g)	3,786,800
1,250,000	Stone Tower CLO V, Ltd. Series 2006-5A, Class D 3.98%, 07/16/2020 (g)	1,176,875

Principal Amount ($)		Value ($)
10,300,000	Stratford CLO, Ltd. Series 2007-1A, Class C 2.23%, 11/01/2021 (g)	9,841,650
2,795,578	Series 2007-1A, Class E 4.23%, 11/01/2021 (g)	2,467,098
1,500,000	Valhalla CLO, Ltd. Series 2004-1A, Class EIN 0.00%, 08/01/2016	440,000
2,100,000	Vibrant CLO II, Ltd. Series 2013-2A, Class E 5.74%, 07/24/2024 (g)	1,806,000
1,500,000	Westbrook CLO, Ltd. Series 2006-1A, Class E 3.93%, 12/20/2020 (g)	1,428,750

	Total Asset-Backed Securities (Cost $172,747,636)	185,614,282

Corporate Bonds & Notes - 6.4%

CHEMICALS - 0.3%
3,000,000	Momentive Performance Materials, Inc. 9.50%, 01/15/2021 (d)	3,244,886

ENERGY - 0.8%
2,728,000	Arch Coal, Inc. 7.00%, 06/15/2019	2,080,100
5,000,000	Venoco, Inc. 8.88%, 02/15/2019 (h)	4,887,500

		6,967,600

GAMING & LEISURE - 0.2%
4,923,000	Caesars Entertainment Operating Co., Inc. 10.00%, 12/15/2018	1,910,739

INFORMATION TECHNOLOGY - 3.0%
4,000,000	Avaya, Inc. 7.00%, 04/01/2019 (f)(h)	4,020,000
23,971,250	10.50%, 03/01/2021 (f)(h)	22,233,335

		26,253,335

RETAIL - 0.2%
2,002,000	JC Penney Corp., Inc. 5.65%, 06/01/2020 (h)	1,761,760

TRANSPORTATION - 0.1%
3,750,000	DPH Holdings Corp. (d)	132,188
3,933,000	DPH Holdings Corp. (d)	138,638
8,334,000	DPH Holdings Corp. (d)	293,773

		564,599

UTILITY - 1.8%
5,000,000	Texas Competitive Electric Holdings Co. LLC (d)(f)(h)	4,587,500
29,190,069	Texas Competitive Electric Holdings Co. LLC (d)(h)	11,100,000

		15,687,500

	Total Corporate Bonds & Notes (Cost $55,343,042)	56,390,419

See accompanying Notes to Financial Statements.	5

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	NexPoint Credit Strategies Fund

Principal Amount		Value ($)

Foreign Corporate Bonds & Notes - 1.3%

CANADA - 1.2%
USD
10,069,000	Tervita Corp. 8.00%, 11/15/2018 (f)(h)	10,522,105

NETHERLANDS - 0.1%
USD
93,180,348	Celtic Pharma Phinco BV, PIK (b)(d)	645,151

	Total Foreign Corporate Bonds & Notes (Cost $72,323,526)	11,167,256

Principal Amount ($)

Sovereign Bonds (d) - 7.8%
10,000,000	Argentine Republic Government International Bond 2.50%, 12/31/2038 (i)	4,845,000
27,522,000	7.82%, 12/31/2033	30,522,221
13,761,037	7.82%, 12/31/2033	15,261,152
14,020,400	8.28%, 12/31/2033	11,833,217
7,010,200	8.28%, 12/31/2033	5,839,497

	Total Sovereign Bonds (Cost $69,653,553)	68,301,087

Shares

Common Stocks & Exchange-Traded Funds - 87.4%

BROADCASTING - 1.9%
2,010,616	Communications Corp. of America (b)(j)	16,688,113

CONSUMER DISCRETIONARY - 12.1%
40,950	Apollo Group, Inc., Class A (k)(l)	1,279,687
2,050	Coca-Cola Enterprises, Inc. (h)	97,949
5,050	Family Dollar Stores, Inc. (h)(k)	334,007
4,600	GameStop Corp., Class A (h)	186,162
1,477,468	K12, Inc. (h)(k)(l)	35,562,655
225,750	Lululemon Athletica, Inc. (k)(l)	9,138,360
1,423,600	Sony Corp. ADR (h)(k)	23,873,772
3,251,175	Staples, Inc. (h)(k)	35,242,737

		105,715,329

CONSUMER STAPLES - 0.0%
2,650	Dr. Pepper Snapple Group, Inc. (k)	155,237

ENERGY - 4.4%
846,780	Atlantic Power Corp.	3,471,798
270,000	MEG Energy Corp. (k)(l)	9,858,048
1,321,250	Ocean Rig UDW, Inc. (h)(k)	25,011,263

		38,341,109

FINANCIAL - 4.4%
1,000,000	Adelphia Recovery Trust (l)	10,000
46,601	American Banknote Corp. (b)(l)	321,081
2,500	Automatic Data Processing, Inc. (k)	198,200
424,225	ProShares UltraShort Russell 2000, ETF (h)(k)	18,250,159

Shares		Value ($)

FINANCIAL (continued)
1,250,000	Specialty Finance, Inc. (b)	1,181,250
1,175,233	SWS Group, Inc. (h)(k)(l)	8,555,696
133,850	Torchmark Corp. (h)(k)	10,964,992

		39,481,378

FOOD & DRUG - 1.3%
338,300	Fresh Market, Inc. (The) (h)(l)	11,322,901

GAMING & LEISURE - 0.2%
14	LLV Holdco LLC - Litigation Trust Units (b)(j)	1,304,916
26,712	LLV Holdco LLC - Series A, Membership Interest (b)(j)	—
144	LLV Holdco LLC - Series B, Membership Interest (b)(j)	—

		1,304,916

HEALTHCARE - 2.6%
85,714	Acadia Healthcare Co., Inc. (k)(l)	3,899,987
13,639	Akorn, Inc. (h)(l)	453,497
22,600	Edwards Lifesciences Corp. (h)(k)(l)	1,939,984
24,000,000	Genesys Ventures IA, LP (b)	7,864,800
582,775	ProShares UltraShort Nasdaq Biotechnology, ETF (h)(k)	8,298,716

		22,456,984

HOUSING - 0.1%
368,150	CCD Equity Partners LLC (b)	1,178,080

INFORMATION TECHNOLOGY - 8.2%
316,254	CommVault Systems, Inc. (h)(k)(l)	15,550,209
16,135	Corning, Inc. (k)	354,163
1,496,200	Fortinet, Inc. (h)(k)(l)	37,599,506
1	Magnachip Semiconductor Corp. (l)	14
15,050	Microsoft Corp. (k)	627,585
126,950	NetApp, Inc. (k)	4,636,214
498,285	NeuStar, Inc., Class A (k)(l)	12,965,376

		71,733,067

MEDIA & TELECOMMUNICATIONS - 14.7%
6,480	Endurance Business Media, Inc., Class A (b)(j)	—
18,000	Gray Television, Inc., Class A (h)(l)	194,400
39,684	Loral Space & Communications, Inc. (h)(l)	2,884,630
4,938,971	Media General, Inc. (j)(l)(m)	101,397,074
308,875	Metro-Goldwyn-Mayer, Inc., Class A (m)	24,233,715
5,160	Time Warner, Inc. (k)	362,490
645	Time, Inc. (l)	15,622

		129,087,931

METALS & MINERALS - 4.8%
23,400	Direxion Daily Gold Miners Bull 3x Shares, ETF (k)(l)	1,082,016
27,200	ProShares Ultra Gold, ETF (h)(l)	1,343,952
554,553	ProShares Ultra Silver, ETF (h)(l)	39,794,723

		42,220,691

6	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	NexPoint Credit Strategies Fund

Shares		Value ($)

Common Stocks & Exchange-Traded Funds (continued)

REAL ESTATE - 0.0%
103,734	Allenby (b)	—
327,128	Claymore (b)	—

		—

REAL ESTATE INVESTMENT TRUST - 17.5%
631,160	Corrections Corp. of America, REIT (h)(k)	20,733,606
6,713,992	Freedom REIT (b)(j)	102,455,525
2,830,768	Spirit Realty Capital, Inc., REIT (h)(k)	29,883,923

		153,073,054

TRANSPORTATION - 10.5%
2,149,102	American Airlines Group, Inc. (h)(k)(l)	92,325,422

UTILITY - 4.2%
1,272,973	Entegra TC LLC	127,297
988,263	NRG Energy, Inc. (h)(k)	36,763,384

		36,890,681

WIRELESS COMMUNICATIONS - 0.5%
2,260,529	Pendrell Corp. (h)(l)	3,978,531

	Total Common Stocks & Exchange-Traded Funds (Cost $699,205,032)	765,953,424

Preferred Stocks - 12.4%

FINANCIAL - 12.4%
14,500	Aberdeen Loan Funding, Ltd. (f)	7,866,250
1,200	Brentwood CLO, Ltd. (f)	641,160
3,800	Brentwood CLO, Ltd. (f)	2,030,340
25,250	Eastland CLO, Ltd. (f)	15,819,125
5,000	Eastland Investors Corp. (f)	3,132,500
33,500	Grayson CLO, Ltd., Series II (f)	21,775,000
36,000	Greenbriar CLO, Ltd. (f)	21,960,000
8,500	Red River CLO, Ltd., Series PS-2 (f)	4,247,952
10,500	Rockwall CDO, Ltd. (f)	6,588,750
6,000	Southfork CLO, Ltd. (f)	2,883,000
34,500	Stratford CLO, Ltd. (f)	21,390,000

		108,334,077

	Total Preferred Stocks (Cost $111,830,325)	108,334,077

Units

Warrants (b)(l) - 0.0%

GAMING & LEISURE - 0.0%
602	LLV Holdco LLC - Series C, Membership Interest, expires 07/15/15	—
828	LLV Holdco LLC - Series D, Membership Interest, expires 07/15/15	—
925	LLV Holdco LLC - Series E, Membership Interest, expires 07/15/15	—
1,041	LLV Holdco LLC - Series F, Membership Interest, expires 07/15/15	—

Units		Value ($)

GAMING & LEISURE (continued)
1,179	LLV Holdco LLC - Series G, Membership Interest, expires 07/15/15	—

		—

	Total Warrants (Cost $—)	—

Contracts

Purchased Call Options - 1.7%
1,000,000	American Airlines Group, Inc., Strike price $39.00, expires 11/22/2014	6,650,000
1,000,000	American Airlines Group, Inc., Strike price $40.00, expires 11/22/2014	6,430,000
7,500	Microsoft Corp., Strike price $40.00, expires 08/16/2014	1,747,500

	Total Purchased Call Options (Cost $11,995,743)	14,827,500

Shares

Investment Companies (n) - 0.1%
1,009,913	State Street Navigator Prime Securities Lending Portfolio	1,009,913

	Total Investment Companies (Cost $1,009,913)	1,009,913

Total Investments - 154.5%
	(Cost $1,355,979,952) (o)	1,353,548,315

Securities Sold Short - (8.5)%

Common Stocks & Exchange-Traded Funds - (8.5)%

ENERGY - (1.1)%
118,325	Chesapeake Energy Corp.	(3,677,541)
141,050	ProShares Ultra DJ-UBS Crude Oil, ETF (p)	(5,527,749)

		(9,205,290)

HEALTHCARE - (1.0)%
156,800	Myriad Genetics, Inc. (p)	(6,102,656)
16,000	Alexion Pharmaceuticals, Inc. (p)	(2,500,000)

		(8,602,656)

INFORMATION TECHNOLOGY - (5.0)%
121,550	Zillow, Inc., Class A (p)	(17,373,142)
655,000	Oracle Corp.	(26,547,150)

		(43,920,292)

OTHER - (1.4)%
106,600	iShares Russell 2000 Index Fund, ETF	(12,665,146)

	Total Common Stocks & Exchange-Traded Funds (Proceeds $61,852,512)	(74,393,384)

	Total Securities Sold Short (Proceeds $61,852,512)	(74,393,384)

Other Assets & Liabilities, Net - (46.0)%		(403,184,377)

Net Assets - 100.0%		875,970,554

See accompanying Notes to Financial Statements.	7

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	NexPoint Credit Strategies Fund

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at June 30, 2014. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $183,368,064, or 20.9% of net assets, were fair valued under the Fund’s valuation procedures as of June 30, 2014.
(c)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(d)	The issuer is, or is in danger of being, in default of its payment obligation. Income is not being accrued.
(e)	Fixed rate senior loan.
(f)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At June 30, 2014, these securities amounted to $335,311,299 or 38.3% of net assets.
(g)	Variable or floating rate security. The interest rate shown reflects the rate in effect June 30, 2014.
(h)	All or part of the security is pledged as collateral for the Committed Facility Agreement with BNP Paribas Prime Brokerage, Inc. The market value of the securities pledged as collateral was $270,305,872.
(i)	Step coupon bond. The interest rate shown reflects the rate in effect June 30, 2014 and will reset at a future date.
(j)	Affiliated issuer. Assets with a total aggregate market value of $221,845,628, or 25.3% of net assets, were affiliated with the Fund as of June 30, 2014.
(k)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $254,219,583.
(l)	Non-income producing security.
(m)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees.
(n)	Represents investments of cash collateral received in connection with securities lending.
(o)	Cost for U.S. federal income tax purposes is $1,360,609,122.
(p)	No dividend payable on security sold short.

Currency Abbreviations:

EUR	Euro Currency
GBP	British Pound

Glossary:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
PIK	Payment-in-Kind
PLC	Public Limited Company
PNC	PNC Capital Markets LLC
REIT	Real Estate Investment Trust

Forward foreign currency exchange contracts outstanding as of June 30, 2014 were as follows:

Contracts to Buy or to Sell	Currency	Counterparty	Principal Amount Covered by Contracts	Expiration	Unrealized Appreciation/ (Depreciation)
Sell	EUR	PNC	2,520,000	07/31/2014	$(10,331)

Foreign Denominated or Domiciled Senior Loans and Foreign Corporate Bonds & Notes Industry Concentration Table: (% of Net Assets)
Service	1.2%
Manufacturing	0.3%
Healthcare	0.1%
Retail	0.0	%(1)

Total	1.6%

(1)	Less than 0.05%.

8	See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2014 (unaudited)	NexPoint Credit Strategies Fund

($)
Assets:
Unaffiliated issuers, at value (cost $1,131,238,993)	1,131,702,687
Affiliated issuers, at value (cost $224,740,959) (Note 11)	221,845,628

Total investments, at value (cost $1,355,979,952)	1,353,548,315
Cash	51,241,908
Receivable for:
Investments sold	13,960,095
Dividends & interest receivable	6,476,132
Other assets	137,434

Total assets	1,425,363,884

Liabilities:
Notes payable (Notes 6)	400,000,000
Securities sold short, at value (proceeds $61,852,512) (Notes 2 and 9)	74,393,384
Net unrealized depreciation on forward foreign currency exchange contracts	10,331
Payable upon receipt of securities loaned (Note 4)	1,009,913
Restricted Cash — Securities sold short (Note 2)	4,094,069

Payable for:
Investments purchased	67,720,354
Investment advisory fee payable (Note 8)	1,012,241
Administration fee (Note 8)	202,448
Audit and tax payable	80,873
Trustees’ fees (Note 8)	22,708
Interest payable (Note 6)	336,980
Accrued expenses and other liabilities	510,029

Total Liabilities	549,393,330

Net Assets Applicable To Common Shares	875,970,554

Composition of Net Assets:
Par value of common shares (Note 1)	63,881
Paid-in capital in excess of par value of common shares	1,139,462,715
Undistributed net investment income	13,903,128
Accumulated net realized loss from investments, securities sold short and foreign currency transactions	(262,177,203)
Net unrealized depreciation on investments, securities sold short, forward foreign currency exchange contracts and translation of assets and liabilities denominated in foreign currency	(15,281,967)

Net Assets Applicable to Common Shares	875,970,554

Common Shares
Net assets	875,970,554
Shares outstanding (unlimited authorization)	63,881,473
Net asset value per share (Net assets/shares outstanding)	13.71

See accompanying Notes to Financial Statements.	9

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (unaudited)	NexPoint Credit Strategies Fund

($)
Investment Income:
Interest from unaffiliated issuers	18,852,075
Dividends (Net of withholdings tax of $36,679)	20,157,913
Securities lending income (Note 4)	72,157
Other income	14,139

Total investment income	39,096,284

Expenses:
Investment advisory fees (Note 8)	5,827,174
Administration fees (Note 8)	1,179,216
Accounting service fees	106,817
Transfer agent fee	25,469
Trustees’ fees (Note 8)	53,354
Reports to shareholders	62,360
Audit fees	103,674
Legal fees	453,683
Insurance expense	60,747
Interest expense (Note 6)	1,882,402
Dividends and expenses on securities sold short (Note 2)	401,122
Other expenses	51,336

Total operating expenses	10,207,354

Net investment income	28,888,930

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments from unaffiliated issuers	130,188,991
Net realized gain/(loss) on securities sold short (Note 2)	(6,295,641)
Net realized gain/(loss) on forward foreign currency exchange contracts (Note 3)	(188,984)
Net realized gain/(loss) on foreign currency transactions	(14,682)
Net change in unrealized appreciation/(depreciation) on investments	21,724,208
Net change in unrealized appreciation/(depreciation) on securities sold short (Note 2)	(1,339,828)
Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts (Note 3)	230,025
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currency	(307,168)

Net realized and unrealized gain/(loss) on investments	143,996,921

Net increase in net assets from operations	172,885,851

10	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

NexPoint Credit Strategies Fund

	Six Months Ended June 30, 2014 (unaudited) ($)	Year Ended December 31, 2013 ($)
From Operations
Net investment income	28,888,930	39,556,073
Net realized gain on investments, securities sold short, written options, forward foreign currency exchange contracts and foreign currency transactions	123,689,684	78,104,379
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, written options, forward foreign currency exchange contracts and translation of assets and liabilities denominated in foreign currency	20,307,237	165,632,087

Net change in net assets from operations	172,885,851	283,292,539

Distributions Declared to Common Shareholders
From net investment income	(21,400,293)	(35,070,929)

Total distributions declared to common shareholders	(21,400,293)	(35,070,929)

Total increase in net assets from common shares	151,485,558	248,221,610

Net Assets Applicable to Common Shares
Beginning of period	724,484,996	476,263,386

End of period (including undistributed net investment income of $13,903,128 and $6,414,491, respectively)	875,970,554	724,484,996

Change in Common Shares
Net increase (decrease) in common shares	—	—

See accompanying Notes to Financial Statements.	11

STATEMENT OF CASH FLOWS

For the Period Ended June 30, 2014 (unaudited)	NexPoint Credit Strategies Fund

($)
Cash Flows Provided by Operating Activities
Net increase in net assets from operations	172,885,851

Adjustments to Reconcile Net Investment Income to Net Cash Provided by Operating Activities
Purchases of investment securities from unaffiliated issuers	(516,306,089)
Proceeds from disposition investment securities from unaffiliated issuers	398,489,084
Purchases of purchased options	(11,995,744)
Purchases of securities sold short	(52,878,746)
Proceeds from securities sold short	26,932,888
Paydowns at cost	4,583,640
Net accretion of discount	(5,835,129)
Net realized gain on investments from unaffiliated issuers	(130,188,991)
Net realized loss on securities sold short and foreign currency related transactions	6,499,307
Net change in unrealized appreciation on investments, securities sold short and foreign currency related translations	(20,307,237)
Net change in short-term investments	909,901
Decrease in restricted cash	79,532,297
Increase in receivable for investments sold	(12,504,832)
Decrease in dividends and interest receivable	2,918,491
Increase in prepaid expenses and other assets	(51,219)
Increase in payable for investments purchased	62,612,562
Decrease in payable for audit and tax	(110,650)
Increase in payables to related parties	234,703
Decrease in payable upon receipt of securities on loan	(909,901)
Increase in payable for interest expense	42,185
Increase in accrued expenses and other liabilities	84,811

Net cash flow provided by operating activities	4,637,182

Cash Flows Provided by Financing Activities
Increase in notes payable	81,500,000
Distributions paid in cash	(21,400,293)

Net cash flow provided by financing activities	60,099,707
Effect of exchange rate changes on cash	(510,834)

Net increase in cash	64,226,055

Cash & Foreign Currency/Due to Custodian
Beginning of the year	(12,984,147)

End of the year	51,241,908

Supplemental disclosure of cash flow information:
Cash paid during the year for interest	1,882,402

12	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

NexPoint Credit Strategies Fund

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended June 30, 2014 (unaudited)		For the Years Ended December 31,
Common Shares Per Share Operating Performance:			2013	2012	2011	2010	2009

Net Asset Value, Beginning of Period	$11.34		$7.46	$6.94	$7.72	$7.20	$6.51
Income from Investment Operations:
Net investment income	0.46		0.63	0.43	0.47	0.59	0.74
Net realized and unrealized gain/(loss)	2.25		3.80	0.52	(0.72)	0.56	0.74

Total from investment operations	2.71		4.43	0.95	(0.25)	1.15	1.48
Less Distributions Declared to Common Shareholders:
From net investment income	(0.34)		(0.55)	(0.43)	(0.53)	(0.63)	(0.79)

Total distributions declared to common shareholders	(0.34)		(0.55)	(0.43)	(0.53)	(0.63)	(0.79)
Net Asset Value, End of Period	$13.71		$11.34	$7.46	$6.94	$7.72	$7.20
Market Value, End of Period	$12.07		$9.42	$6.64	$6.18	$7.58	$6.31
Market Value Total Return(a)	31.92	%(b)	52.03%	14.73%	(12.18)%	30.76%	27.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$875,971		$724,485	$476,263	$443,048	$492,753	$458,764
Common Share Information at End of Period:
Ratios based on average net assets of common shares:
Gross operating expenses (excluding interest expense and commitment fee)(c)	2.08	%(d)	2.22%	2.22%	2.23%	2.13%	2.41%
Interest expense and commitment fee	0.47	%(d)	0.60%	0.92%	0.92%	1.01%	1.49%
Fees and expenses waived	NA		NA	NA	NA	(0.14)%	(0.31)%
Net operating expenses (including interest expense and commitment fee)(c)	2.55	%(d)	2.82%	3.14%	3.15%	3.00%	3.59%
Net investment income	7.30	%(d)	7.01%	6.00%	6.24%	7.92%	11.09%
Ratios based on managed net assets of common shares:
Gross operating expenses (excluding interest and commitment fee expense)(c)	1.43	%(d)	1.56%	1.60%	1.61%	1.70%	1.93%
Interest expense and commitment fee	0.32	%(d)	0.42%	0.66%	0.66%	0.81%	1.19%
Fees and expenses waived	N/A		N/A	N/A	N/A	(0.11)%	(0.25)%
Net operating expenses (including interest expense and commitment fee)(c)	1.75	%(d)	1.98%	2.26%	2.27%	2.40%	2.87%
Net investment income	5.01	%(d)	4.91%	4.32%	4.50%	6.34%	8.88%
Portfolio turnover rate	29	%(b)	74%	92%	52%	91%	88%

(a)	Based on market value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s Dividend Reinvestment Plan.
(b)	Not annualized
(c)	Includes dividends and expenses on securities sold short.
(d)	Annualized

See accompanying Notes to Financial Statements.	13

NOTES TO FINANCIAL STATEMENTS (unaudited)

June 30, 2014	NexPoint Credit Strategies Fund

Note 1. Organization

NexPoint Credit Strategies Fund (the “Fund”) is a Delaware statutory trust and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The financial statements include information for the period ended June 30, 2014. The Fund trades on the New York Stock Exchange (“NYSE”) under the ticker symbol NHF. The Fund may issue an unlimited number of common shares, par value $0.001 per share (“Common Shares”). The Fund commenced operations on June 29, 2006. NexPoint Advisors, L.P. (“NexPoint”) or “Investment Advisor”, an affiliate of Highland Capital Management Fund Advisors, L.P. (“Highland”), is the investment advisor and administrator to the Fund.

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Use of Estimates

The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.

Fund Valuation

The net asset value (“NAV”) of the Fund’s common shares is calculated daily on each day that the NYSE is open for business as of the close of the regular trading session on the NYSE, usually 4:00 PM, Eastern time. The NAV is calculated by dividing the value of the Fund’s net assets attributable to common shares by the numbers of common shares outstanding.

Valuation of Investments

In computing the Fund’s net assets attributable to common shares, securities with readily available market quotations on the NYSE, NASDAQ or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Board of Trustees. Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources determined to generally have the capability to provide appropriate pricing services and have been approved by the Trustees.

Securities for which market quotations are not readily available, for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s NAV), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, among other things,: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Fund.

Fair Value Measurements

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest

14	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2014	NexPoint Credit Strategies Fund

level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of those policies.

As of June 30, 2014, the Fund’s investments consisted of senior loans, asset-backed securities, corporate bonds and notes, common stocks, preferred stocks, exchange-traded funds, warrants, securities sold short, options and forward foreign currency exchange contracts. The fair value of the Fund’s loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Fund’s common stocks, preferred stocks, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price is utilized to value the option. Forward foreign currency exchange contracts are valued using a straight-line interpolation based on a series of forward rates. The Fund’s real estate investments include equity interests in limited liability companies and equity issued by REITs that invest in commercial and residential real estate. The fair value of real estate investments that are not actively traded on national exchanges are based on internal models developed by the Investment Advisor. The significant inputs to the models include cash flow projections for the underlying properties and appraisals performed by independent valuation firms. These inputs are not readily observable, and the Fund has classified the investments as Level 3 assets.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Semi-Annual Report	15

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2014	NexPoint Credit Strategies Fund

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of June 30, 2014 is as follows:

	Total value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
NexPoint Credit Strategies Fund
Assets
U.S. Senior Loans(1)	$139,112,907	$—	$86,381,913	$52,730,994	(2)
Foreign Denominated or Domiciled Senior Loans	2,837,450	—	—	2,837,450
Asset-Backed Securities	185,614,282	—	173,815,400	11,798,882
Corporate Bonds & Notes
Chemicals	3,244,886	—	3,244,886	—
Energy	6,967,600	—	6,967,600	—
Gaming & Leisure	1,910,739	—	1,910,739	—
Information Technology	26,253,335	—	26,253,335	—
Retail	1,761,760	—	1,761,760	—
Transportation	564,599	—	564,599	—
Utility	15,687,500	—	15,687,500	—	(2)
Foreign Corporate Bonds & Notes	11,167,256	—	10,522,105	645,151
Sovereign Bonds	68,301,087	—	68,301,087	—
Common Stocks
Broadcasting	16,688,113	—	—	16,688,113
Consumer Discretionary	105,715,329	105,715,329	—	—
Consumer Staples	155,237	155,237	—	—
Energy	38,341,109	38,341,109	—	—
Financial	39,481,378	37,979,047	—	1,502,331
Food & Drug	11,322,901	11,322,901	—	—
Gaming & Leisure	1,304,916	—	—	1,304,916	(2)
Healthcare	22,456,984	14,592,184	—	7,864,800
Housing	1,178,080	—	—	1,178,080
Information Technology	71,733,067	71,733,067	—	—
Media & Telecommunications	129,087,931	104,854,216	24,233,715	—	(2)
Metals & Minerals	42,220,691	42,220,691	—	—
Real Estate	—	—	—	—	(2)
Real Estate Investment Trust	153,073,054	50,617,529	—	102,455,525
Transportation	92,325,422	92,325,422	—	—
Utility	36,890,681	36,763,384	127,297	—
Wireless Communications	3,978,531	3,978,531	—	—
Preferred Stocks
Financial	108,334,077	—	82,696,125	25,637,952
Warrants(1)
Equity Contracts	—	—	—	—	(2)
Purchased Options
Equity Contracts	14,827,500	14,827,500	—	—
Investment Companies	1,009,913	1,009,913	—	—

Total Assets	$1,353,548,315	$626,436,060	$502,468,061	$224,644,194

Liabilities
Securities Sold Short	$(74,393,384)	$(74,393,384)	$—	$—
Other Financial Instruments
Forward Foreign Currency Contracts Foreign Exchange Contracts	(10,331)	(10,331)	—	—

Total Liabilities	$(74,403,715)	$(74,403,715)	$—	$—

Total	$1,279,144,600	$552,032,345	$502,468,061	$224,644,194

(1)	See Investment Portfolio detail for industry breakout.
(2)	This category includes securities with a value of zero.

16	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2014	NexPoint Credit Strategies Fund

The table below sets forth a summary of changes in the Fund’s Level 3 assets (assets measured at fair value using significant unobservable inputs) for the period ended June 30, 2014.

	Balance as of December 31, 2013	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases(1)	Net (Sales)(1)	Balance as of June 30, 2014	Change in Unrealized Gain/(Loss) on Level 3 securities still held at period end
U.S. Senior Loans	$42,569,445	$—	$—	$731,524	$(9,285,675)	$10,374,331	$8,948,899	$(607,530)	$52,730,994	$1,121,091
Foreign Denominated or Domiciled
Senior Loans	157,758	—	—	—	—	61,271	2,618,421	—	2,837,450	61,271
Asset-Backed Securities	15,561,628	—	—	154,998	359,484	157,219	—	(4,434,447)	11,798,882	744,627
Corporate Bonds & Notes(2)	1,379,833	—	—	—	(5,340,219)	5,714,875	—	(1,754,489)	—	—
Foreign Corporate Bonds & Notes(2)	2,367,703	—	—	—	—	(1,722,552)	—	—	645,151	—
Common Stocks
Broadcasting	16,084,928	—	—	—	—	603,185	—	—	16,688,113	603,185
Financial	342,517	—	—	—	(25)	(90,186)	14,000,000	(12,749,975)	1,502,331	(90,186)
Gaming & Leisure	—	—	—	—	—	2,071,552	—	(766,636)	1,304,916	2,071,552
Healthcare	13,992,000	—	—	—	8,181,595	(6,127,200)	—	(8,181,595)	7,864,800	(6,127,200)
Housing	1,126,539	—	—	—	—	51,541	—	—	1,178,080	51,541
Media & Telecommunications	—	—	—	—	—	—	—	—	—	—
Real Estate	—	—	—	—	—	280,310	906,980	(1,187,290)	—	280,310
Real Estate Investment Trust	42,964,014	—	—	—	—	1,119,677	58,371,834	—	102,455,525	1,119,677
Preferred Stocks
Financial	14,218,831	—	—	—	—	(2,824,629)	14,243,750	—	25,637,952	(2,824,629)
Warrants
Equity Contracts	—	—	—	—	—	—	—	—	—	—

Total	$150,765,196	$—	$—	$886,522	$(6,084,840)	$9,669,394	$99,089,884	$(29,681,962)	$224,644,194	$(2,988,761)

(1)	Includes any applicable borrowings and/or paydowns made on revolving credit facilities held in the Fund’s Investment Portfolio.
(2)	Balance as of December 31, 2013 reflects a sector reclassification for Celtic Pharma Phinco BV from Corporate Bonds & Notes to Foreign Corporate Bonds & Notes.

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. Determination of fair values is uncertain because it involves subjective judgments and estimates that are unobservable.

For the period ended June 30, 2014, there were no transfers between Levels 1, 2 or 3.

Semi-Annual Report	17

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2014	NexPoint Credit Strategies Fund

The following table summarizes the valuation techniques used and unobservable inputs developed to determine the fair value of material Level 3 investments:

Fund and Category	Ending Balance at 6/30/14	Valuation Technique	Unobservable Inputs	Input Value(s)
NexPoint Credit Strategies Fund
Debt	$68,012,477	Third-Party Pricing Vendor	N/A	N/A
		Multiples Analysis	Liquidity Discount	10%
		Liquidation Analysis	Discount Rate	15% - 30%
			Liquidity Discount	20%
Preferred Stock	25,637,952	Third-Party Pricing Vendor	N/A	N/A
Common Stocks	28,538,240	Multiples Analysis	Liquidity Discount	20% - 25%
			Minority Discount	20% - 40%
		Third-Party Pricing Vendor	N/A	N/A
		Liquidation Analysis	Liquidity Discount	20%
		Recovery Analysis	Scenario Probabilities	Various
		Discounted Cash Flows	Scenario Probabilities	Equal Weights
			Discount Rate	21%
Real Estate Investment Trust	102,455,525	Fair Valuation - Multiple Scenarios	Capitalization Rates	5% - 9%
			Regional Market Appreciation	-12% - 50%

Total	$224,644,194

The significant unobservable inputs used in the fair value measurement of the Fund’s debt investments are discount rates and liquidity discounts. Significant increases or decreases in either of those inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s common stock and preferred stock investments are discount rates, liquidity discounts, minority discounts and scenario probabilities. Significant changes in either of those inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s real estate investment trust investments are capitalization rates and regional market appreciation. Significant changes in either of those inputs in isolation would result in a significantly lower or higher fair value measurement.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of specific identification method for both financial statement and U.S. federal income tax purposes.

Income Recognition

Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis.

Accretion of discount and amortization of premium on taxable bonds and loans are computed to the call or maturity date, whichever is shorter, using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

U.S. Federal Income Tax Status

The Fund is treated as a separate taxpayer for U.S. federal income tax purposes. The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of its taxable income and gains, if any, for the tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Fund intends to distribute, in each calendar year, all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.

Management has analyzed the Fund’s tax positions taken on U.S. federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Fund’s financial statements. The Fund’s U.S. federal and state income and U.S. federal excise tax returns for tax

18	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2014	NexPoint Credit Strategies Fund

years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. Furthermore, management of the Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Distributions to Shareholders

The Fund plans to pay distributions from net investment income monthly and net realized capital gains annually to common shareholders. To permit the Fund to maintain more stable monthly distributions and annual distributions, the Fund may from time to time distribute less than the entire amount of income and gains earned in the relevant month or year, respectively. The undistributed income and gains would be available to supplement future distributions. Shareholders of the Fund will automatically have all distributions reinvested in Common Shares of the Fund issued by the Fund or purchased in the open market in accordance with the Fund’s Dividend Reinvestment Plan (the “Plan”) unless an election is made to receive cash. Each participant in the Plan will pay a pro rata share of brokerage commissions incurred in connection with open market purchases, and participants requesting a sale of securities through the plan agent of the Plan are subject to a sales fee and a brokerage commission.

Statement of Cash Flows

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the Fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and sub-custodian bank, and does not include cash posted as collateral in the segregated account or with the broker-dealers.

Cash & Cash Equivalents

The Fund considers liquid assets deposited with a bank and certain short-term debt instruments with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

Foreign Currency

Accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Securities Sold Short

The Fund may sell securities short. A security sold short is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. Cash held as collateral for securities sold short is classified as restricted cash on the Statement of Assets and Liabilities. Securities held as collateral for securities sold short are shown on the Investment Portfolio of the Fund.

When securities are sold short, the Fund intends to limit exposure to a possible market decline in the value of its portfolio securities through short sales of securities that the Investment Adviser believes possess volatility characteristics similar to those being hedged. In addition, the Fund may use short sales for non-hedging purposes to pursue its investment objective. Subject to the requirements of the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”), the Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short by the Fund exceeds 25% of the value of its total assets.

Note 3. Derivative Transactions

The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal

Semi-Annual Report	19

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2014	NexPoint Credit Strategies Fund

course of pursuing its investment objective. The Fund enters into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed income investments.

Forward Foreign Currency Exchange Contracts

The Fund enters into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Fund’s currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund’s financial statements. Such amounts appear under the caption Forward Foreign Currency Exchange Contracts in the Investment Portfolio. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Fund’s risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts’ terms. When the Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund’s total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Fund’s commitment with respect to the contract.

Options

The Fund purchases and writes options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, nonperformance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased are adjusted by the original premium received or paid.

Additional Derivative Information

The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for, c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows, and d) how the netting of derivatives subject to master netting arrangements affects the net exposure of the fund related to the derivatives.

The fair value of derivative instruments on the Statement of Assets and Liabilities have the following risk exposure at June 30, 2014:

Risk Exposure	Asset Derivative Fair Value		Liability Derivative Fair Value
Equity Price Risk	$14,827,500	(1)	$—
Foreign Exchange Risk	—		10,331	(2)

(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.
(2)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

To reduce counterparty credit risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allows the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC derivative positions in forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts

20	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2014	NexPoint Credit Strategies Fund

and agreements, the cash and/or securities will be made available to the Fund.

Certain ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that to the value of any collateral currently pledged by the Fund or the Counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported in due to/from brokers on the Statement of Assets and Liabilities. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The following table presents derivative instruments that are subject to enforceable netting arrangements as of June 30, 2014:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets & Liabilities	Financial Instrument	Collateral Received	Net Amount (not less than 0)
PNC Capital Markets LLC	$10,331	$—	$—	$—

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2014, is as follows:

Risk Exposure	Net Realized Gain (Loss) on Derivatives		Net Change in Unrealized Appreciation/ (Depreciation) on Derivatives
Equity Price Risk	$—	(1)	$2,831,757	(3)
Foreign Exchange Risk	(188,984	)(2)	230,025	(4)

(1)	Statement of Operations location: Net realized gain/(loss) on on investments from unaffiliated issuers.
(2)	Statement of Operations location: Net realized gain/(loss) on forward foreign currency exchange contracts.
(3)	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on investments.
(4)	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts.

For the period ended June 30, 2014, the Fund’s average volume of derivatives is as follows:

	Units/ Contracts	Appreciation/ (Depreciation)
Purchased Options Contracts	401,500	$—
Forward Foreign Currency Exchange Contracts	—	(29,397)
Written Options Contracts	100	—

Note 4. Securities Lending

The Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially and possible investment losses in the investment of collateral. Pursuant to the Fund’s securities lending policy, securities loans are made to unaffiliated broker dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the bid value of the securities subject to the loan. The borrower pays to the Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral and receives a fee from the borrower.

Securities lending transactions are entered into Securities Lending Authorization Agreements (“SLAA”), which provides the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the

Semi-Annual Report	21

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2014	NexPoint Credit Strategies Fund

market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a SLAA counterparty’s bankruptcy or insolvency. Under the SLAA, the Fund can reinvest cash collateral, or, upon an event of default, resell or repledge the collateral, and the borrower can resell or repledge the loaned securities. The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, the Fund benefits from a borrower default indemnity provided by State Street Bank and Trust Company (“State Street”). State Street’s indemnity allows for full replacement of securities lent.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2014:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Amounts of Liabilities Presented in Statement of Assets & Liabilities		Financial Instrument		Collateral Received	Net Amount (not less than 0)
$1,009,913	(1)	$(988,225	)(2)(3)	$—	$21,688

(1)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
(2)	Represents market value of securities on loan at period end.
(3)	As of June 30, 2014, the market value of securities loaned by the Fund was $988,225. The loaned securities were secured with cash collateral of $1,009,913, which was invested in the State Street Navigator Prime Securities Lending Portfolio.

Note 5. U.S. Federal Income Tax Information

The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP. These differences include (but are not limited to) investments organized as partnerships for tax purposes, foreign taxes, investments in futures, losses deferred to off-setting positions, tax treatment of organizational start-up costs, losses deferred due to wash sale transactions, tax treatment of net investment loss and distributions in excess of net investment income, dividends deemed paid upon shareholder redemption of fund shares and tax attributes from fund reorganizations. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

For the year ended December 31, 2013, permanent differences chiefly resulting from foreign currency gains and losses, paydown gains and losses, defaulted bonds and non-deductible excise taxes paid were identified and reclassified among the components of the Fund’s net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-In Capital
$(2,109,686)	$2,213,488	$(103,802)

For the year ended December 31, 2013, the Fund’s tax year end, components of distributable earnings on a tax basis are as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Temporary Differences(2)	Accumulated Capital and Other Losses	Net Tax Appreciation/ (Depreciation)(1)
$6,518,318	$—	$934,651	$(378,643,125)	$(43,851,444)

(1)	Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sales, Passive Foreign Investment Company un-reversed inclusions, partnership adjustments and defaulted bonds.
(2)	Other Temporary Differences is comprised of deferred REIT income.

22	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2014	NexPoint Credit Strategies Fund

For the year ended December 31, 2013, the Fund had capital loss carryovers as indicated below. The capital loss carryovers are available to offset future realized capital gains to the extent provided in the Code and regulations promulgated thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

2016		2017		2018		2019	No Expiration Short-Term(1)	No Expiration Long-Term(1)	Total
$50,723,640	(2)(3)	$282,026,384	(4)	$45,893,101	(4)	$—	$—	$—	$378,643,125

(1)	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act modifies several of the Federal income and excise tax provisions related to RICs. Under the Modernization Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law where capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.
(2)	These capital loss carryforward amounts were acquired in the reorganizations of Prospect Street High Income Portfolio Inc (“PHY”) and Prospect Street Income Shares Inc (“CNN”) into the Fund on July 18, 2008 and are available to offset future capital gains of the Fund. The Fund’s ability to utilize the capital loss carryforwards is limited under Internal Revenue Service regulations.
(3)	This capital loss carryforward amount was acquired in the reorganization of Highland Distressed Opportunities, Inc. (“HCD”) into the Fund on June 12, 2009, and is available to offset future capital gains of the Fund. The Fund’s ability to utilize the capital loss carryforwards is limited under Internal Revenue Service regulations.
(4)	The Fund’s ability to utilize the capital loss carryforward may be limited.

The tax character of distributions paid during the years ended December 31, 2013 and December 31, 2012 (unless otherwise indicated) were as follows:

Distributions Paid From:	2013	2012
Ordinary Income(1)	$35,070,929	$27,149,626

(1)	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2014, based on cost of investments for U.S. federal income tax purposes was:

Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)(1)	Cost
$264,466,706	$271,527,513	$(7,060,807)	$1,360,609,122

(1)	Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sales, Passive Foreign Investment Company un-reversed inclusions, partnership adjustments and defaulted bonds.

Qualified Late Year Ordinary and Post October Losses

Under current laws, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2013, the Fund did not elect to defer net realized capital losses incurred from November 1, 2012 through December 31, 2013.

Note 6. Credit Agreement

On February 2, 2011, the Fund entered into a $125,000,000 credit agreement with State Street Bank and Trust Company (the “Credit Agreement”). Concurrent with entering into the Credit Agreement, the Fund agreed to pay a $125,000 structuring fee, which was amortized ratably over the term of the agreement. The terms of the Credit Agreement require the Fund to pay 0.15% on the uncommitted balance and pay a spread of 1.25% over LIBOR on amounts borrowed.

On December 14, 2012, the Fund entered into an amendment (the “Fifth Amendment”) extending the Credit Agreement termination date from January 31, 2013 to December 13, 2013. Additionally, the spread over LIBOR on amounts borrowed declined from 1.10% to 0.95%. The terms of the Credit Agreement continue to require the Fund to pay 0.15% on the uncommitted balance. On January 9, 2014 the Credit Agreement was increased to $250,000,000, and the termination date was extended to May 8, 2015. As of June 30, 2014, the carrying value of the outstanding debt under the Credit Agreement was $200,000,000 million, excluding accrued interest that was owed at that date. As of June 30, 2014, the fair value of the outstanding Credit Agreement was estimated to be $200,846,511, and would be categorized as Level 3 within the fair value hierarchy. The fair value was estimated based on discounting the cash flows owed using a discount rate of 0.50% over the 11 month risk free rate.

For the period ended June 30, 2014, the average daily note balance was $190,414,365 at a weighted average interest rate of 1.15%. With respect to the Notes, interest expense of $1,058,072 and uncommitted balance fee of $4,521 are included in interest expense in the Statement of Operations.

On May 16, 2013, the Fund entered into a $125,000,000 Committed Facility Agreement with BNP Paribas Prime Brokerage, Inc. (“BNPP PB, Inc.”) (the “Committed Facility Agreement”). The terms of the Committed Facility Agreement require the Fund to pay 0.55% on the uncommitted balance and pay a spread of 0.75% over the 1-month

Semi-Annual Report	23

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2014	NexPoint Credit Strategies Fund

LIBOR on amounts borrowed. The Fund has the right to terminate the agreement upon 90 days prior notice. On May 29, 2013 the Committed Facility Agreement was amended (the “First Amendment”), increasing from $125,000,000 to $155,000,000. On December 11, 2013 the Committed Facility Agreement was amended (the “Second Amendment”), increasing from $155,000,000 to $175,000,000. On May 6, 2014, the Committed Facility Agreement was amended (the “Third Amendment”), increasing from $175,000,000 to $200,000,000. As of June 30, 2014, the carrying value of the Committed Facility Agreement was $200,000,000. The fair value of the outstanding Committed Facility Agreement was estimated to be $200,181,164, and would be categorized as Level 3 within the fair value hierarchy. The fair value was estimated based on discounting the cash flows owed using a discount rate of 0.50% over the 90 days risk free rate.

For the period ended June 30, 2014, the average daily note balance was $184,076,555 at a weighted average interest rate of 0.95%. With respect to the Notes, interest expense of $826,783 and uncommitted balance fee of $46 are included in interest expense in the Statement of Operations.

Note 7. Asset Coverage

The Fund is required to maintain 300% asset coverage with respect to amounts outstanding under the Credit Agreement and the Notes. Asset coverage is calculated by subtracting the Fund’s total liabilities, not including any amount representing bank loans and senior securities, from the Fund’s total assets and dividing the result by the principal amount of the borrowings outstanding. As of the dates indicated below, the Fund’s debt outstanding and asset coverage was as follows:

Date	Total Amount Outstanding	% of Asset Coverage of Indebtedness
06/30/2014	$400,000,000	319.0%
12/31/2013	318,500,000	327.5
12/31/2012	225,000,000	311.7
12/31/2011	173,000,000	356.1
12/31/2010	120,000,000	510.6
12/31/2009	112,000,000	509.6
12/31/2008	141,000,000	356.2
12/31/2007	248,000,000	350.4

Note 8. Investment Advisory, Administration, and Trustee Fees Investment Advisory Fee

The Investment Adviser to the Fund receives an annual fee, paid monthly, in an amount equal to 1.00% of the average daily value of the Fund’s Managed Assets. The Fund’s “Managed Assets” is an amount equal to the total assets of the Fund, including any form of leverage, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), (ii) the issuance of preferred stock or other preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Fund’s investment objectives and policies, and/or (iv) any other means.

Administration Fee

The Investment Adviser provides administrative services to the Fund. For its services, the Investment Adviser receives an annual fee, payable monthly, in an amount equal to 0.20% of the average weekly value of the Fund’s Managed Assets. Under a separate sub-administration agreement, the Investment Adviser has delegated certain administrative functions to State Street Bank and Trust Company. The Investment Adviser pays State Street Bank and Trust Company directly for these sub-administration services.

Fees Paid to Officers and Trustees

Each Trustee who is not an “interested person” of the Fund as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser and any affiliates as of the period covered by this annual report. The Fund pays no compensation to its one interested Trustee or any of its officers, all of whom are employees of the Investment Adviser.

Note 9. Disclosure of Significant Risks and Contingencies

The primary risks of investing in the Fund are described below in alphabetical order:

Concentration Risk

The Fund may focus its investments in instruments of only a few companies. The concentration of the Fund’s portfolio in any one obligor would subject the Fund to a greater degree of risk with respect to defaults by such obligor, and the concentration of the portfolio in any one industry would subject the Fund to a greater degree of risk with respect to economic downturns relating to such industry.

Counterparty Credit Risk

Counterparty credit risk is the potential loss the Fund may incur as a result of the failure of a counterparty or an issuer to make payments according to the terms of a contract. Counterparty credit risk is measured as the loss the

24	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2014	NexPoint Credit Strategies Fund

Fund would record if its counterparties failed to perform pursuant to the terms of their obligations to the Fund. Because the Fund may enter into over-the-counter forwards, options, swaps and other derivative financial instruments, the Fund may be exposed to the credit risk of its counterparties. To limit the counterparty credit risk associated with such transactions, the Fund conducts business only with financial institutions judged by the Investment Adviser to present acceptable credit risk.

Credit Risk

Investments rated below investment grade are commonly referred to as high-yield, high risk or “junk debt.” They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and/ or interest payments. Investments in high yield debt and high yield Senior Loans may result in greater net asset value fluctuation than if the Fund did not make such investments.

Corporate debt obligations, including Senior Loans, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the corporate debt obligation experiencing non-payment and a potential decrease in the NAV of the Fund.

Currency Risk

A portion of the Fund’s assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Fund’s investment performance may be negatively affected by a devaluation of a currency in which the Fund’s investments are quoted or denominated. Further, the Fund’s investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

Foreign Securities Risk

Investments in foreign securities involve certain factors not typically associated with investing in U.S. securities, such as risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar (the currency in which the books of the Fund are maintained) and the various foreign currencies in which the Fund’s portfolio securities will be denominated and costs associated with conversion of investment principal and income from one currency into another; (ii) differences between the U.S. and foreign securities markets, including the absence of uniform accounting, auditing and financial reporting standards and practices and disclosure requirements, and less government supervision and regulation; (iii) political, social or economic instability; and (iv) the extension of credit, especially in the case of sovereign debt.

Forward Foreign Currency Exchange Contracts Risk

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use forward contracts to gain exposure to, or hedge against changes in the value of foreign currencies. A forward contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, daily fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by the Fund. At the expiration of the contracts the Fund realizes the gain or loss. Upon entering into such contracts, the Fund bears the risk of exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the forward contracts and may realize a loss. With forwards, there is counterparty credit risk to the Fund because the forwards are not exchange-traded, and there is no clearinghouse to guarantee the forwards against default.

Hedging Transactions Risk

The Fund may engage in “hedging,” the practice of attempting to offset a potential loss in one position by establishing an opposite position in another investment. Hedging strategies in general are usually intended to limit or reduce investment risk, but can also be expected to limit or reduce the potential for profit. For example, if the Fund has taken a defensive posture by hedging its portfolio, and stock prices advance, the return to investors will be lower than if the portfolio had not been hedged. No assurance can be given that any particular hedging strategy will be successful or that the Investment Adviser will elect to use a hedging strategy at a time when it is advisable.

Illiquid Securities Risk

The investments made by the Fund may be illiquid, and consequently the Fund may not be able to sell such investments at prices that reflect the Investment Adviser’s assessment of their value or the amount originally paid for such investments by the Fund. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual or other restrictions on their resale and other factors. Furthermore, the nature of the Fund’s investments, especially those in financially distressed companies, may require a long holding period prior to profitability.

Semi-Annual Report	25

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2014	NexPoint Credit Strategies Fund

Indemnification Risk

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Investments in Foreign Markets Risk

Investments in foreign markets involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

Leverage Risk

The Fund may use leverage in their investment program, including the use of borrowed funds and investments in certain types of options, such as puts, calls and warrants, which may be purchased for a fraction of the price of the underlying securities. While such strategies and techniques increase the opportunity to achieve higher returns on the amounts invested, they also increase the risk of loss. To the extent the Fund purchases securities with borrowed funds, its net assets will tend to increase or decrease at a greater rate than if borrowed funds are not used. If the interest expense on borrowings were to exceed the net return on the portfolio securities purchased with borrowed funds, the Fund’s use of leverage would result in a lower rate of return than if the Fund were not leveraged.

Options Risk

There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A transaction in options or securities may be unsuccessful to some degree because of market behavior or unexpected events.

When the Fund writes a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation and once an option writer has received an exercise notice, it must deliver the underlying security in exchange for the strike price.

When the Fund writes a covered put option, the Fund bears the risk of loss if the value of the underlying stock declines below the exercise price minus the put premium. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise plus the put premium the Fund received when it wrote the option. While the Fund’s potential gain in writing a covered put option is limited to distributions earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire exercise price of the option minus the put premium.

Restricted Securities Risk

Restricted securities (i.e., securities acquired in private placement transactions) and illiquid securities may offer higher yields than comparable publicly traded securities. The Fund, however, may not be able to sell these securities when the Investment Adviser considers it desirable to do so or, to the extent they are sold privately, may have to sell them at less than the price of otherwise comparable securities. Restricted securities are subject to limitations on resale which can have an adverse effect on the price obtainable for such securities. Also, if in order to permit resale the securities are registered under the Securities Act at the Fund’s expense, the Fund’s expenses would be increased.

Short-Selling Risk

Short sales by the Fund that are not made where there is an offsetting long position in the asset that it is being sold short theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Short selling allows the Fund to profit from declines in market prices to the extent such decline exceeds the transaction costs and costs of borrowing the securities. However, since the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities would result in a loss. Purchasing securities to close out the short position can itself cause

26	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2014	NexPoint Credit Strategies Fund

the price of securities to rise further, thereby exacerbating the loss. The Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, the Fund might have difficulty purchasing securities to meet margin calls on its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Troubled, Distressed or Bankrupt Companies Risk

The Fund invests in companies that are troubled, in distress or bankrupt. As such, they are subject to a multitude of legal, industry, market, environmental and governmental forces that make analysis of these companies inherently difficult. Further, the Investment Adviser relies on company management, outside experts, market participants and personal experience to analyze potential investments for the Fund. There can be no assurance that any of these sources will prove credible, or that the resulting analysis will produce accurate conclusions.

Note 10. Investment Transactions

For the period ended June 30, 2014, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $415,029,466 and $342,451,236, respectively.

Note 11. Affiliated Issuers

Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following companies as of June 30, 2014:

			Market Value
Issuer	Shares at December 31, 2013	Shares at June 30, 2014	December 31, 2013	June 30, 2014	Affiliated Income	Purchases	Sales
Communications Corp of America (Common Stocks)	2,010,616	2,010,616	$16,084,928	$16,688,113	$—	$—	$—
Endurance Business Media, Inc., Class A (Common Stocks)	6,480	6,480	—	—	—	—	—
Freedom REIT (Common Stocks)	2,845,299	6,713,992	42,964,014	102,455,525	—	58,371,834	—
LLV Holdco, LLC (Common Stocks)	26,869	26,870	—	1,304,916	—	—	—
Media General, Inc. (Common Stocks)	4,938,971	4,938,971	111,620,744	101,397,074	—	—	—

	9,828,235	13,696,929	$170,669,686	$221,845,628	$—	$58,371,834	$—

(1)	No longer an affiliate as of June 30, 2014.

Note 12. New Accounting Pronouncements

ASU 2013-08

In June 2013, FASB issued an update (“ASU 2013-08”) to ASC Topic 946, Financial Services — Investment Companies (“Topic 946”). ASU 2013-08 amends the guidance in Topic 946 for determining whether an entity qualifies as an investment company and requires certain additional disclosures. ASU 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. Management has determined that ASU 2013-08 does not impact the Fund’s financial statements.

Note 13. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events.

Semi-Annual Report	27

ADDITIONAL INFORMATION (unaudited)

June 30, 2014	NexPoint Credit Strategies Fund

Additional Portfolio Information

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Fund are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Fund, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that involve taking contradictory positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the fund and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

Tax Information

For shareholders that do not have a December 31, 2013 tax year end, this notice is for informational purposes only. For shareholders with a December 31, 2013 tax year end, please consult your tax adviser a to the pertinence of this notice. For the fiscal year ended December 31, 2013, the Fund hereby designates the following items with regard to distributions paid during the year.

Qualified Dividends and Corporate Dividends Received Deduction	Qualified Dividend Income (15% tax rate for QDI)	Qualifying Interest Income
4.36%	5.21%	80.55%

28	Semi-Annual Report

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser

NexPoint Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, TX 75201

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

2001 Ross Avenue, Suite 1800

Dallas, TX 75201

Fund Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

This report has been prepared for shareholders of NexPoint Credit Strategies Fund (the “Fund”). The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-866-351-4440 to request that additional reports be sent to you.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund’s proxy voting record for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-866-351-4440 and (ii) on the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and also may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Fund’s website at www.NexPointAdvisors.com.

On July 2, 2013, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Fund’s principal executive officer certified that he was not aware, as of the date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive officer and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Fund’s disclosure controls and procedures and internal controls over financial reporting, as applicable.

Semi-Annual Report	29

6201 15th Avenue

Brooklyn, NY 11219

NexPoint Credit Strategies Fund	Semi-Annual Report, June 30, 2014

www.nexpointadvisors.com	NHF-SAR-06/14

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEXPOINT CREDIT STRATEGIES FUND

By (Signature and Title):	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Principal Executive Officer
(Principal Executive Officer)

Date:    September 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Principal Executive Officer
(Principal Executive Officer)

Date:    September 8, 2014

By (Signature and Title):	/s/ Brian Mitts
Brian Mitts
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date:    September 8, 2014